American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2019

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.9%
NT Disciplined Growth Fund G Class	4,180,942	53,223,386
NT Equity Growth Fund G Class	15,702,431	210,569,605
NT Growth Fund G Class	8,348,651	151,611,495
NT Heritage Fund G Class	4,834,142	62,650,477
NT Large Company Value Fund G Class	20,753,145	239,698,822
NT Mid Cap Value Fund G Class	10,098,647	124,617,300
NT Small Company Fund G Class	6,635,691	53,417,309
Small Cap Growth Fund G Class	58,975	1,081,605
Small Cap Value Fund G Class	139,300	1,069,821
Sustainable Equity Fund G Class	2,477,333	75,905,496
		973,845,316
Domestic Fixed Income Funds — 30.9%
Inflation-Adjusted Bond Fund G Class	8,819,859	103,633,338
NT Diversified Bond Fund G Class	43,913,107	484,361,575
NT High Income Fund G Class	10,005,199	96,149,960
Short Duration Inflation Protection Bond Fund G Class	10,651,383	111,200,441
		795,345,314
International Equity Funds — 12.8%
NT Emerging Markets Fund G Class	1,837,233	21,293,535
NT Global Real Estate Fund G Class	2,812,525	32,850,293
NT International Growth Fund G Class	10,685,003	118,817,236
NT International Small-Mid Cap Fund G Class	2,244,007	23,606,957
NT International Value Fund G Class	12,863,194	116,797,802
NT Non-U.S. Intrinsic Value Fund G Class	1,513,843	16,061,877
		329,427,700
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	4,027,007	42,122,495
Global Bond Fund G Class	17,838,824	188,021,203
International Bond Fund G Class	4,118,369	54,980,229
		285,123,927
Money Market Funds — 7.3%
U.S. Government Money Market Fund G Class	188,065,860	188,065,860
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,190,584,531)		2,571,808,117
OTHER ASSETS AND LIABILITIES†		(1,183,700)
TOTAL NET ASSETS — 100.0%		$2,570,624,417

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$73,401	$2,592	$54,596	$(21,397)	—	—	$18,119	$2,592
NT Disciplined Growth Fund	52,481	1,227	811	326	$53,223	4,181	203	—
NT Equity Growth Fund	218,474	811	8,402	(313)	210,570	15,702	1,747	810
NT Growth Fund	154,903	—	3,941	650	151,612	8,349	972	—
NT Heritage Fund	65,207	—	486	(2,071)	62,650	4,834	217	—
NT Large Company Value Fund	243,707	2,449	11,462	5,005	239,699	20,753	1,250	1,434
NT Mid Cap Value Fund	127,637	1,508	6,656	2,128	124,617	10,099	528	754
NT Small Company Fund	56,107	1,474	4,058	(106)	53,417	6,636	(414)	418
Small Cap Growth Fund	—	1,086	—	(4)	1,082	59	—	—
Small Cap Value Fund	—	1,085	—	(15)	1,070	139	—	—
Sustainable Equity Fund	—	75,699	—	207	75,906	2,477	—	—
Inflation-Adjusted Bond Fund	108,517	156	6,058	1,018	103,633	8,820	63	—
NT Diversified Bond Fund	502,961	13,226	38,341	6,516	484,362	43,913	975	3,739
NT High Income Fund	99,446	1,524	4,369	(451)	96,150	10,005	(153)	1,525
Short Duration Inflation Protection Bond Fund	111,812	904	2,050	534	111,200	10,651	3	—
NT Emerging Markets Fund	21,696	—	727	325	21,294	1,837	237	—
NT Global Real Estate Fund	32,109	—	2,025	2,766	32,850	2,813	236	—
NT International Growth Fund	120,177	—	4,923	3,563	118,817	10,685	948	—
NT International Small-Mid Cap Fund	23,445	—	519	681	23,607	2,244	(9)	—
NT International Value Fund	115,474	3,891	6,199	3,632	116,798	12,863	(640)	—
NT Non-U.S. Intrinsic Value Fund	16,471	—	1,382	973	16,062	1,514	48	—
Emerging Markets Debt Fund	43,681	524	2,245	162	42,122	4,027	(5)	524
Global Bond Fund	195,450	1,548	11,122	2,145	188,021	17,839	523	—
International Bond Fund	55,154	—	915	741	54,980	4,118	52	—
U.S. Government Money Market Fund	191,592	2,175	5,701	—	188,066	188,066	—	1,011
	$2,629,902	$111,879	$176,988	$7,015	$2,571,808	392,624	$24,900	$12,807

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.